COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Aug. 15, 2023	Dec. 31, 2023	Sep. 28, 2023	Dec. 31, 2022	Sep. 21, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrant exercise price per share			$ 2.88
Wainwright Engagement Letter [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Percentage of fees payable under tail provision	8.00%
Percentage of warrant coverage on secured convertible note financing	7.00%
Secured convertible note financing	$ 15,000,000
Damages value	$ 1,200,000
Common stock warrants	2,169.5
Warrant exercise price per share	$ 605
Former President And Chief Executive Officer [Member] | Separation Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued Salaries, Current					$ 360,000
Accrued Bonuses, Current					$ 200,000
Employee-related Liabilities, Current		$ 0		$ 363,000